Shareholder Fees {- Real Estate Portfolio}	Apr. 30, 2021 USD ($)
02.28 VIP Real Estate Portfolio Investor PRO-08 | Real Estate Portfolio
Shareholder Fees:
(fees paid directly from your investment)